Investing Activities	12 Months Ended
Dec. 31, 2015
Investments [Abstract]
Investments [Text Block]
Note 6 – Investing Activities
Impairment of equity-method investments in the Consolidated Statement of Comprehensive Income (Loss)
During the third quarter of 2015, we recognized other-than-temporary impairment charges of $458 million and $3 million related to our equity-method investments in the Delaware basin gas gathering system and certain of the Appalachia Midstream Investments, respectively. During the fourth quarter of 2015, we recognized additional impairment charges for these investments of $45 million and $559 million, respectively, as well as impairment charges of $241 million and $45 million associated with our equity-method investments in UEOM and Laurel Mountain, respectively. (See Note 16 – Fair Value Measurements, Guarantees, and Concentration of Credit Risk.)
Equity earnings (losses) in the Consolidated Statement of Comprehensive Income (Loss)
In 2015, we recognized a loss of $19 million associated with our share of underlying property impairments at certain of the Appalachia Midstream Investments. This loss is reported within the Northeast G&P segment.
Investments in the Consolidated Balance Sheet

	December 31,
	2015	2014
	(Millions)
Appalachia Midstream Investments (1)	$2,464	$3,033
UEOM – 62% (2)	1,525	1,411
Delaware basin gas gathering system – 50%	977	1,478
Discovery – 60%	602	602
OPPL – 50%	445	453
Caiman II – 58%	418	432
Laurel Mountain – 69%	391	459
Gulfstream – 50%	293	317
Other	221	214
	$7,336	$8,399
____________

(1)	Includes equity-method investments in multiple gathering systems in the Marcellus Shale with an approximate average 45 percent interest.

(2)	We acquired an approximate 13 percent additional interest in UEOM in 2015. (See Note 2 – Acquisitions.)
We have differences between the carrying value of our equity-method investments and the underlying equity in the net assets of the investees of $2.4 billion at December 31, 2015 and $3.7 billion at December 31, 2014. These differences primarily relate to our investments in Appalachian Midstream Investments, Delaware basin gas gathering system, and UEOM associated with property, plant, and equipment, as well as customer-based intangible assets and goodwill.
Purchases of and contributions to equity-method investments in the Consolidated Statement of Cash Flows
We generally fund our portion of significant expansion or development projects of these investees through additional capital contributions. These transactions increased the carrying value of our investments and included:

	Years Ended December 31,
	2015	2014	2013
	(Millions)
UEOM (1)	$357	$57	$—
Appalachia Midstream Investments	93	84	—
Delaware basin gas gathering system	57	20	—
Discovery	35	106	193
Caiman II	—	175	192
Other	52	26	54
	$594	$468	$439
____________

(1)	2015 includes purchase of additional interest in UEOM. (See Note 2 – Acquisitions.)

Dividends and distributions
The organizational documents of entities in which we have an equity-method interest generally require distribution of available cash to members on at least a quarterly basis. These transactions reduced the carrying value of our investments and included:

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Appalachia Midstream Investments	$219	$130	$—
Discovery	116	36	12
Gulfstream	88	81	81
OPPL	45	27	27
UEOM	42	—	—
Caiman II	33	13	—
Delaware basin gas gathering system	33	—	—
Laurel Mountain	31	39	—
Other	26	39	34
	$633	$365	$154

In addition, on September 24, 2015, we received a special distribution of $396 million from Gulfstream reflecting our proportional share of the proceeds from new debt issued by Gulfstream. The new debt was issued to refinance Gulfstream’s debt maturities. Subsequently, we contributed $248 million to Gulfstream for our proportional share of amounts necessary to fund debt maturities of $500 million due on November 1, 2015. We also expect to contribute our proportional share of amounts necessary to fund debt maturities of $300 million due on June 1, 2016, as reflected by the accrued liability of $149 million in Other accrued liabilities in the Consolidated Balance Sheet at December 31, 2015.

Summarized Financial Position and Results of Operations of All Equity-Method Investments

	December 31,
	2015	2014
	(Millions)
Assets (liabilities):
Current assets	$773	$599
Noncurrent assets	9,549	9,135
Current liabilities	(633)	(850)
Noncurrent liabilities	(1,450)	(954)

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Gross revenue	$1,707	$1,623	$1,333
Operating income	690	534	367
Net income	611	460	291